Equity (Schedule of Outstanding Common Shares) (Details) $ in Thousands	1 Months Ended											12 Months Ended
	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	May 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Share capital [Line Items]
Number of shares issued	55,327,520					246,110	57,621,998					55,327,520	57,621,998
Treasury Stock Purchased, Shares												(3,073,588)	(2,743,722)	(960,454)
Number of shares outstanding	55,300,000						57,600,000					55,300,000	57,600,000	60,200,000
Issued capital | $	$ 55						$ 58					$ 55	$ 58	$ 60
Common Shares, Number Of Votes | Vote												1
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement				May 01, 2023		Feb. 01, 2023			Jul. 01, 2022
Number of shares issued				100,000		600,000			100,000
Number of shares outstanding				57,700,000		58,200,000			59,600,000
Issued capital | $				$ 58		$ 58			$ 60
Buyback program [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement	Dec. 01, 2023	Sep. 01, 2023	Jun. 01, 2023		Mar. 01, 2023		Dec. 01, 2022	Sep. 01, 2022		Jun. 01, 2022	Mar. 01, 2022
Treasury Stock Purchased, Shares	(800,000)	(500,000)	(1,100,000)		(600,000)		(900,000)	(1,100,000)		(500,000)	(200,000)
Number of shares outstanding	55,300,000	56,100,000	56,600,000		57,600,000		57,600,000	58,500,000		59,500,000	60,000,000.0	55,300,000	57,600,000
Issued capital | $	$ 55	$ 56	$ 57		$ 58		$ 58	$ 59		$ 60	$ 60	$ 55	$ 58